Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net deferred tax assets
Deferred tax assets	SFr 3,707	SFr 3,667
Net operating loss carry-forwards	7,120	5,425
Net operating loss carry-forwards, after allocation of valuation allowances	881	1,070
Temporary differences	2,826	2,597
Deferred tax liabilities	754	530
Deferred Tax Assets (Liabilities), Net	2,953	3,137
Net deferred tax assets change	(184)
Accumulated undistributed earnings from foreign subsidiaries	20,000
Deferred Tax Liabilities, Related to Accumulated Undistributed Earnings	0
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	190
Bank
Net deferred tax assets
Deferred tax assets	3,666	3,630
Net operating loss carry-forwards	6,382	5,278
Net operating loss carry-forwards, after allocation of valuation allowances	877	1,064
Temporary differences	2,789	2,566
Deferred tax liabilities	122	157
Deferred Tax Assets (Liabilities), Net	3,544	SFr 3,473
Net deferred tax assets change	71
Accumulated undistributed earnings from foreign subsidiaries	19,500
Deferred Tax Liabilities, Related to Accumulated Undistributed Earnings	0
Bank | Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Bank | Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 190